Subsidiary Guarantors	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Guarantees Abstract
Subsidiary Guarantors

15. SUBSIDIARY GUARANTORS

All of our material wholly-owned subsidiaries are guarantors under the terms of our senior notes and our credit facility. Our condensed consolidated financial statements reflect the financial position of these subsidiary guarantors. As the parent company, we have no independent operations, assets, or liabilities. The guarantees are full and unconditional (except for customary release provisions) and joint and several. Those subsidiaries which are not wholly owned by us and are not guarantors of our senior notes or our credit facility, are immaterial subsidiaries. There are no restrictions on dividends, distributions, loans or other transfers of funds from the subsidiary guarantors to us.

NOTE 17 – SUBSIDIARY GUARANTORS

All of our material wholly-owned subsidiaries are guarantors under the terms of our senior notes and our credit facility. Our consolidated financial statements reflect the combined financial position of these subsidiary guarantors. The parent company, Alta Mesa Holdings, LP, has no independent operations, assets, or liabilities. The guarantees are full and unconditional (except for customary release provisions) and joint and several. Those subsidiaries which are not wholly owned and are not guarantors and are minor. There are no restrictions on dividends, distributions, loans, or other transfers of funds from the subsidiary guarantors to the parent company.